Property and equipment, net	12 Months Ended
Dec. 31, 2011
Property and equipment, net [Abstract]
Property and equipment, net

8. Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31,
	2010	2011
Leasehold improvements	$114	$25
Advertising display equipment	1,378	1,156
Furniture, fixtures and office equipment	793	510
Motor vehicles	30	32

Total cost of property and equipment	2,315	1,723
Less: accumulated depreciation and amortization	(1,182)	(1,090)

Property and equipment, net	$1,133	$633

Depreciation of property and equipment were allocated to the following categories of cost and expenses:

	Years Ended December 31,
	2009	2010	2011
Cost of revenues	$233	$232	$244
Selling and marketing expenses	—	33	27
General and administrative expenses	166	139	114

Total depreciation and amortization	$399	$404	$385